Loans - Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted (Detail) ¥ in Billions	12 Months Ended
Mar. 31, 2023 JPY (¥)
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	¥ 0
Loan forgiveness or debt to equity swaps charge-offs	141
Interest rate reduction and/or postponement of principal and/or interest	791
Domestic
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0
Loan forgiveness or debt to equity swaps charge-offs	141
Interest rate reduction and/or postponement of principal and/or interest	725
Domestic | Housing Loan | Retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0
Loan forgiveness or debt to equity swaps charge-offs	0
Interest rate reduction and/or postponement of principal and/or interest	5
Domestic | Other | Retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0
Loan forgiveness or debt to equity swaps charge-offs	0
Interest rate reduction and/or postponement of principal and/or interest	19
Domestic | Large Companies | Corporate
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0
Loan forgiveness or debt to equity swaps charge-offs	141
Interest rate reduction and/or postponement of principal and/or interest	595
Domestic | Small And Medium Sized Companies | Corporate
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0
Loan forgiveness or debt to equity swaps charge-offs	0
Interest rate reduction and/or postponement of principal and/or interest	106
Foreign
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	0
Loan forgiveness or debt to equity swaps charge-offs	0
Interest rate reduction and/or postponement of principal and/or interest	¥ 66